Exchange rates (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Currencies Translations and Relevant Exchange Rates

The currencies which most influence these translations and the relevant exchange rates were as follows:

	2017	2016	2015
Average rates:
US$/£	1.30	1.36	1.53
Euro/£	1.15	1.23	1.37
Yen/£	145	149	185
Period end rates:
US$/£	1.35	1.24	1.47
Euro/£	1.13	1.17	1.36
Yen/£	152	144	177